Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,832.35
Total Offset Amount	0.00
Net Fee	2,832.35
Narrative - Max Aggregate Offering Price	$ 18,500,000
Final Prospectus	true